Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. Commitments and Contingencies

Legal Matters

From time to time the Company may be involved in claims and legal actions that arise in the ordinary course of business. To the Company’s knowledge, there are no material pending legal proceedings to which the Company is a party or of which any of the Company’s property is the subject.

Leases

The Company conducts its operations in leased facilities located in King of Prussia, PA under a non-cancelable operating lease expiring on December 31, 2027. The Company entered into a second amendment to the operating lease agreement, effective June 1, 2025, relating to the leased facilities. The second amendment provides for an extension term to December 31, 2027, and for monthly rent payments of, initially, $7,147, escalating annually by 3.5%. The Company has capitalized the present value of the minimum lease payments commencing June 1, 2025, using an estimated incremental borrowing rate of 6.5%. The minimum lease payments do not include common area annual expenses which are considered to be non-lease components.

On May 18, 2026, the Company, through its wholly owned subsidiary, Polymeric Nocopi, assumed a two-year lease agreement executed in year 2024 to conduct its operations in leased facilities located in North Kansas City, MO. The Company assumed balances of the ROU assets and lease liabilities of $117,458 through the Polymeric Acquisition (see Note 8) based on an weighted average incremental borrowing rate of approximately 4%.

Simultaneously, on May 18, 2026, the Company, through its wholly owned subsidiary, Polymeric Nocopi, entered into an amendment agreement due to the Polymeric Acquisition (see Note 8) and extended the lease term of the above lease agreement for an additional two-year period which will expire on December 31, 2028. The May 2026 amendment qualifies as a partial termination because it alters the contractual terms and does not create a separate lease since no new right of use was granted and lease payments did not increase to reflect a new right. This represents a partial termination of the existing lease as defined in ASC 842-10-25-13.

Accordingly, the Company recalculated the lease liability for the shortened term (from May 2023 to December 2028) using the incremental borrowing rate as of May 18, 2026 of 6.5%, derecognized the carrying amounts of the ROU asset and lease liability of $117,458 associated with the terminated portion and recognized a new ROU asset and lease liability for the amended term of $473,183.

As of June 30, 2026 and December 31, 2025, the operating lease ROU asset amounted to approximately $568,900 and $161,300, respectively. As of June 30, 2026 and December 31, 2025, total operating lease liability amounted approximately $577,700 and $168,900, respectively, consisting of current portion of approximately $249,500 and $80,200, respectively, and non-current portion of approximately $328,200 and $88,700, respectively.

Total operating lease costs were $46,500 and $20,400 for the three months ended June 30, 2026 and 2025, respectively, and approximately $68,100 and $40,000 for the six months ended June 30, 2026 and 2025, respectively.

Undiscounted future minimum lease payments as of June 30, 2026, by year and in aggregate are approximately as follows:

Year ending December 31	Operating Leases
2026	$134,600
2027	290,400
2028	198,600
Total lease payments	623,600
Less imputed interest	(45,900)
Total	$577,700

9. Commitments and Contingencies

The Company conducts its operations in leased facilities under a non-cancelable operating lease expiring on December 31, 2027.

The Company entered into a second amendment to the operating lease agreement, effective June 1, 2025, relating to the leased facilities. The second amendment provides for an extension term to December 31, 2027, and for monthly rent payments of, initially, $7,147, escalating annually by 3.5%.

The Company has capitalized the present value of the minimum lease payments commencing June 1, 2025, using an estimated incremental borrowing rate of 6.5%. The minimum lease payments do not include common area annual expenses which are considered to be non-lease components.

As of December 31, 2025 and 2024, the operating lease asset amounted to $161,300 and $32,400, respectively, and operating lease liability amounted to $168,900 and $35,200, respectively.

There are no other material operating leases. The Company has elected not to recognize right-of-use assets and lease liabilities arising from short-term leases. The Company’s leases do not contain variable lease payments or residual value guarantees.

Total operating lease costs were $83,500 and $70,500 for the years ended December 31, 2025 and December 31, 2024.

Undiscounted future minimum lease payments as of December 31, 2025, by year and in aggregate are as follows:

Operating Leases
Year ending December 31
2026	$88,700
2027	91,900
Total lease payments	180,600
Less imputed interest	(11,700)
Total	$168,900

The Company entered into an employment agreement with its Chief Operating Officer, which expired in March 2025. Under the agreement, the COO receives a salary as determined by the Company’s Board of Directors, currently set at $75,000, and is entitled to a commission of 7% of sales generated through her efforts. The agreement provides for automatic one-year renewal terms following the expiration of the initial term, unless terminated in accordance with its provisions.

The Company entered an employment agreement with its Chief Executive Officer, which expires in September 2026. Under the agreement, the CEO receives a salary set by the Company’s Board of Directors, currently set at $125,000 per year effective October 1, 2022 plus a performance bonus determined by the Company’s Board of Directors. The CEO voluntarily reduced his salary to $120,000 on December 22, 2024. The employment agreement contains two-year renewal provisions that become effective after the original term.

From time to time, the Company may be subject to legal proceedings and claims that arise in the ordinary course of its business. In management’s opinion the outcome of any such litigation will not materially affect the Company’s financial condition or results of operations.

The Company is not currently subject to any material legal proceedings.